Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
Total accrued liabilities	$ 4,054,606	$ 1,450
Sarcos Corp and Subsidiaries
Schedule Of Balance Sheet Components [Line Items]
Payroll and payroll taxes		648	$ 342
CARES Act deferred payroll taxes		286
Consulting and professional services	222	125	29
Capital leases		70
Equipment and supplies		9	176
Employee reimbursements			48
Other current liabilities	705	196	176
Total accrued liabilities	1,830	1,255	$ 771
Payroll and payroll taxes	617	648
CARES Act deferred payroll taxes	$ 286	286
Sarcos Corp and Subsidiaries | Previously Reported
Schedule Of Balance Sheet Components [Line Items]
Other current liabilities		60
Total accrued liabilities		1,198
Sarcos Corp and Subsidiaries | Restatement
Schedule Of Balance Sheet Components [Line Items]
Total accrued liabilities		$ 1,255